Shareholder Fees	Oct. 31, 2025
Zevenbergen Growth Fund Series | Zevenbergen Growth Fund - Investor Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Zevenbergen Growth Fund Series | Zevenbergen Growth Fund - Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Zevenbergen Genea Fund | Zevenbergen Genea Fund - Investor Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Zevenbergen Genea Fund | Zevenbergen Genea Fund - Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)